GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
Schedule of grants receivable and other current assets

	December 31, 2024	December 31, 2023
	$	$
Grants receivable	886	1,182
Deferred expenses	-	87
Other receivables	124	65
Grants receivable and other current assets	1,010	1,334